Other financial liabilities - Summary of other financial liabilities (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Other Financial Liabilities Current [Abstract]
Prefunded and ordinary warrants at initial recognition	$ 8,599
Prefunded warrants exercised	(864)	$ 0	$ 0
Gain on remeasurement of financial liabilities	(1,257)	0	$ 0
Prefunded and ordinary warrants at period end	$ 6,478	$ 8,599